Stockholders' Equity and Stock Incentive Plans (Share Repurchase Program) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock repurchase program, authorized amount	$ 100.0
Stock repurchase program, remaining authorized repurchase amount	$ 92.1